Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 12 Income Taxes

Income tax expense (benefit) for the years ended December 31 is as follows:

(Dollars in thousands)	2014	2013	2012
Current:
Federal	$262	227	108
State	74	64	24
Total current	336	291	132
Deferred:
Federal	3,753	3,554	1,598
State	813	1,351	280
Total deferred	4,566	4,905	1,878
Change in valuation allowance	0	(19,602)	(1,878)
Income tax expense (benefit)	$4,902	(14,406)	132

The reasons for the difference between expected income tax expense utilizing the federal corporate tax rate of 34% and the actual income tax expense (benefit) are as follows:

(Dollars in thousands)	2014	2013	2012
Expected federal income tax expense	$4,176	4,170	1,854
Items affecting federal income tax:
State income taxes, net of federal income tax expense	698	706	327
Tax exempt interest	(45)	(69)	(86)
Decrease in valuation allowance	0	(19,602)	(1,878)
Other, net	73	389	(85)
Income tax expense (benefit)	$4,902	(14,406)	132

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollars in thousands)	2014	2013
Deferred tax assets:
Allowances for loan and real estate losses	$3,984	5,486
Deferred compensation costs	205	233
Deferred ESOP loan asset	711	706
Nonaccruing loan interest	627	558
Federal net operating loss carryforward	1,730	3,983
State net operating loss carryforward	2,448	2,802
Alternative minimum tax credit carryforward	716	700
Capitalized other real estate owned expenses	851	1,284
Net unrealized loss on securities available for sale	276	291
Other	237	340
Total gross deferred tax assets	11,785	16,383

Deferred tax liabilities:
Deferred loan fees and costs	250	284
Premises and equipment basis difference	141	132
Originated mortgage servicing rights	597	677
Other	267	179
Total gross deferred tax liabilities	1,255	1,272
Net deferred tax assets	$10,530	15,111

The Company has cumulative federal net operating loss carryforwards of $7.3 million at December 31, 2014 that expire beginning in 2029. The Company also has state net operating loss carryforwards of $25.4 million at December 31, 2014 that expire beginning in 2023.

Retained earnings at December 31, 2014 included approximately $8.8 million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three year period and the probability that taxable income will be generated in future periods. Negative evidence includes the general business and economic environment. Based upon this evaluation, the Company determined that no valuation allowance was required with respect to the net deferred tax assets at December 31, 2014 and 2013.